Consolidated Statement of Changes in Equity Statement - CAD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Common shares	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Non-controlling interests
Number of shares (in shares) at Mar. 31, 2016			269,634,816
Balances, beginning of year at Mar. 31, 2016	$ 1,940.3	$ 1,888.7	$ 601.7	$ 18.3	$ 220.7	$ 1,048.0	$ 51.6
Net income	256.6	251.5				251.5	5.1
Comprehensive income [abstract]
Foreign currency translation	(31.8)	(31.4)			(31.4)		(0.4)
Net change in cash flow hedges	11.3	11.3			11.3
Net change in available-for-sale financial instruments	(0.2)	(0.2)			(0.2)
Share in the other comprehensive income of equity accounted investees	(6.7)	(6.7)			(6.7)
Defined benefit plan remeasurements	13.5	13.5				13.5
Total comprehensive (loss) income	242.7	238.0			(27.0)	265.0	4.7
Stock options exercised (in shares)			1,029,725
Stock options exercised	12.6	12.6	$ 12.6
Optional cash purchase (in shares)			2,563
Optional cash purchase	0.1	0.1	$ 0.1
Common shares repurchased and cancelled (in shares)			(2,490,900)
Common shares repurchased and cancelled	(41.7)	(41.7)	$ (5.6)			(36.1)
Transfer upon exercise of stock options			$ 2.6	(2.6)
Share-based payments	3.7	3.7		3.7
Additions to non-controlling interests	3.9						3.9
Stock dividends (in shares)			221,020
Stock dividends			$ 4.0			(4.0)
Cash dividends	(80.6)	(80.6)				(80.6)
Number of shares (in shares) at Mar. 31, 2017			268,397,224
Balances, end of year at Mar. 31, 2017	2,081.0	2,020.8	$ 615.4	19.4	193.7	1,192.3	60.2
Net income	355.7	347.0				347.0	8.7
Comprehensive income [abstract]
Foreign currency translation	80.5	81.7			81.7		(1.2)
Net change in cash flow hedges	(0.5)	(0.5)			(0.5)
Net change in available-for-sale financial instruments	0.1	0.1			0.1
Share in the other comprehensive income of equity accounted investees	(12.7)	(12.7)			(12.7)
Defined benefit plan remeasurements	(24.1)	(24.1)				(24.1)
Total comprehensive (loss) income	399.0	391.5			68.6	322.9	7.5
Stock options exercised (in shares)			1,246,575
Stock options exercised	15.7	15.7	$ 15.7
Optional cash purchase (in shares)			1,967
Common shares repurchased and cancelled (in shares)			(2,081,200)
Common shares repurchased and cancelled	(44.8)	(44.8)	$ (4.9)			(39.9)
Transfer upon exercise of stock options			$ 3.0	(3.0)
Share-based payments	4.9	4.9		4.9
Additions to non-controlling interests	3.3						3.3
Dividends to non-controlling interests	(2.6)						(2.6)
Stock dividends (in shares)			173,964
Stock dividends			$ 4.0			(4.0)
Cash dividends	(89.9)	(89.9)				(89.9)
Number of shares (in shares) at Mar. 31, 2018			267,738,530
Balances, end of year at Mar. 31, 2018	$ 2,366.6	$ 2,298.2	$ 633.2	$ 21.3	$ 262.3	$ 1,381.4	$ 68.4